Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties (Parentheticals) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Schedule Of Collateral And Guarantee Made By Related Parties Abstract
Private fixed deposits	¥ 1